Leases - Future Lease Payments (Details) - USD ($)	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Leases [Abstract]
2023	$ 155,300
2024	129,417
2025	0
2026	0
2027	0
Thereafter	0
Total lease payments	284,717
Less imputed interest	(2,137)
Total lease liability	282,580	$ 435,005
Less current portion of lease liability	153,629		$ 0
Long-term portion operating lease liability	$ 128,951		$ 0